UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2004

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds
ASSET ALLOCATION PORTFOLIOS Semiannual Report June 30, 2004
Strategies designed to
provide a complete investment program in a single investment and capitalize on the benefits of asset allocation.

Goldman Sachs Asset Allocation Portfolios
GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO
NOT FDIC-INSURED May Lose Value No Bank Guarantee

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

What Differentiates Goldman Sachs' Approach to Asset Allocation?

We believe that strong, consistent investment results through asset allocation are best achieved through teams of experts working together on a global scale:

- **Goldman Sachs' Quantitative Strategies Team** determines the strategic and quarterly tactical asset allocations. The team is comprised of 40 professionals with significant academic and practitioner experience and currently manages more than $54.3 billion in assets as of March 31, 2004 for institutional, high net worth and individual investors.
- **Goldman Sachs' Portfolio Management Teams** offer expert management of the mutual funds that are contained within each Asset Allocation Strategy. These same teams manage portfolios for institutional and high net worth investors.

EACH GOLDMAN SACHS ASSET ALLOCATION STRATEGY DELIVERS:

- Comprehensive investment strategies for any life stage
- Automatic diversification and risk management benefits
- Forward-looking, quarterly tactical reallocation
- Simplicity and efficiency

Goldman Sachs Asset Allocation Investment Process

1 DETERMINE LONG-TERM STRATEGIC BENCHMARK ASSET ALLOCATIONS

Quantitative Strategies Team

Each Asset Allocation Portfolio represents a diversified global portfolio on the efficient frontier. The Portfolios differ in their long-term objective, and therefore, their asset allocation mix. The long-term strategic asset allocation is the primary source of risk and the corresponding primary determinant of total return. It therefore represents an anchor, or neutral starting point, from which tactical asset allocation decisions are made.

2 MAKE QUARTERLY GLOBAL TACTICAL ASSET ALLOCATION DECISIONS

Quantitative Strategies Team

For each Portfolio, the strategic asset allocation is combined with a measured amount of tactical risk. Changing market conditions create opportunities to capitalize on investing in different countries and asset classes relative to others over time. Within each strategy, we will shift assets away from the strategic allocation (over and underweighting certain asset classes and countries) to seek to benefit from changing conditions in global capital markets on a quarterly basis.

Using proprietary portfolio construction models to maintain each Portfolio's original risk/return profile over time, the team makes eight active decisions based on its current outlook on global equity, fixed income and currency markets.

Asset class selection	Are U.S. stocks, U.S. bonds or cash more attractive?
Regional equity selection	Are U.S. or non-U.S. equities more attractive?
Regional bond selection	Are U.S. or non-U.S. bonds more attractive?
U.S. equity style selection	Are U.S. value or U.S. growth equities more attractive?
U.S. equity size selection	Are U.S. large-cap or U.S. small-cap equities more attractive?
Equity country selection	Which international countries are most attractive?
High yield selection	Are high yield or core fixed income securities more attractive?
Emerging/developed equity selection	Are emerging or developed equities more attractive?

3 MAKE SECURITY SELECTION DECISIONS

Mutual Fund Portfolio Management Teams

Each Portfolio is comprised of 6-11 underlying Goldman Sachs Funds managed by broad, deep portfolio management teams. In addition to global tactical asset allocation, we seek to generate excess returns through security selection *within* each underlying mutual fund. Whether in the equity or fixed income arenas, these portfolio management teams share a commitment to firsthand fundamental research and seek performance driven by successful security selection.

1

1 P E R F O R M A N C E O V E R V I E W
Asset Allocation Portfolios
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Asset Allocation Portfolios (individually, the
“Portfolio,” and collectively, the “Portfolios”) during the six-month period ended June 30, 2004.
Asset Allocation
Overall, the various Portfolios invest their assets in underlying funds that invest in a strategic mix of stocks, bonds, and cash equivalents. Every June, we reset our strategic benchmarks to reflect current market expectations and to bring the total equity portion of the various Portfolios in-line with our long-term target weights. During the rest of the year, we allow these strategic targets to shift with their respective market returns, but we continue to adjust our tactical allocations to reflect our views. Each quarter, the overall asset allocation is adjusted based on current market conditions and our economic and market forecasts. By reallocating the Portfolios on a quarterly basis, we seek to enhance performance over the long term.
Regional and Sector Preferences
? Asset Class Selection — Our quantitative models continued to favor a moderate overweight in domestic stocks over domestic bonds, and stocks and bonds over cash during the reporting period. We were positive on stocks as a result of strong growth prospects and a favorable inflation environment. At the same time, we were modestly positive on bonds (versus cash, but not versus stocks) primarily due to moderate short-term momentum.
In our equity style and size allocation models, we were overweight value stocks relative to growth stocks and modestly overweight large-cap stocks versus their small-cap counterparts. Our bullish position in value stocks relative to growth stocks was the result of supportive macroeconomic conditions and strong momentum in value stocks leading up to the second quarter 2004. We were underweight small-cap stocks during the first half of 2004 due to weak momentum and less supportive macroeconomic conditions.
We held an overweight position in high yield versus core fixed income during the period, primarily due to strong short-term momentum in sub-
investment grade debt securities. Additionally, we held a neutral view on emerging versus developed equity markets in the first quarter 2004, later transitioning to a bearish view on emerging equity in the second quarter of the year given weak credit conditions in emerging markets and poor momentum.
? Equities — As 2004 began, we held a neutral position on domestic versus international equities as supportive macroeconomic conditions in the U.S. were offset by attractive long-term value in the international equity markets. While the macroeconomic environment in the U.S. continued to look supportive as we entered the second quarter 2004, we also saw evidence of strong short-term momentum in the U.S. This caused us to overweight the U.S. relative to international markets beginning in April 2004.
While the views presented above represent our position on U.S. equities relative to international equities when evaluated in aggregate, we were also able to implement our

2 P E R F O R M A N C E O V E R V I E W
country level views within the Goldman Sachs CORESM International Equity Fund. Among international equity markets, we continued to favor Asia and particularly Japan, Hong Kong, and Singapore given attractive valuations and strong momentum. European equities appeared less attractive due to poor short-term momentum and expensive long-term value. As the year progressed, we also became increasingly bearish on the UK given unattractive long-term value, low risk premiums, less supportive macroeconomic conditions and weak momentum.
? Fixed Income — Consistent with our views from 2003, we remained bullish on domestic fixed income relative to international fixed income securities during the first half of 2004. The U.S. was among our favorite bond markets globally as a result of high risk premiums and attractive long-term value.
Performance
The performance of the Portfolios is driven primarily by three factors: 1) strategic asset allocation policy, 2) underlying fund performance, and 3) asset allocation decisions.
STRATEGIC ALLOCATIONS RETURN
On an absolute basis, the Asset Allocation Portfolios generated moderate gains during the six-month period ended June 30, 2004. In general, performance was driven by positive returns in both U.S. and international stocks. Bond markets globally were also modestly positive for the first half of 2004. Emerging market debt and equity issues underperformed during the same period.
UNDERLYING FUND EXCESS RETURN
The second component of Portfolio performance is the contribution from our underlying fund managers. Overall, underlying fund security selection did very well for the first half of 2004, with all fixed income funds outperforming their respective benchmarks. With the exception of the CORE Small Cap Equity Fund, equity funds also outperformed their respective benchmarks during the reporting period. Among fixed income funds, the High Yield Fund was particularly successful. Among equity funds, the CORE Large Cap Value Fund performed particularly well for the period. The net result of security selection was a positive contribution in each of the Portfolios.
ASSET ALLOCATION DECISIONS RETURN
The final component of Portfolio performance is derived from the Global Tactical Asset Allocation (GTAA) strategy. Our tactical asset allocation decisions generated positive returns across all Portfolios during the six-month period ending June 30, 2004, adding approximately 3

P E R F O R M A N C E O V E R V I E W
65 basis points of excess return to the Growth Strategy and Growth and Income Strategy Portfolios, approximately 40 basis points to the Balanced Strategy Portfolio, and approximately 25 basis points to the Aggressive Growth Strategy Portfolio.
During the first quarter 2004, the Portfolios benefited from an overweight in U.S. value equity over U.S. growth equity, as well as an overweight in U.S. bonds relative to international bonds. Our overweight in U.S. stocks relative to U.S. bonds also contributed modestly to performance. During the second quarter 2004, the GTAA strategies contributed even more to portfolio performance, driven by our long-standing overweight in U.S. stocks relative to U.S. bonds. Our underweight position in emerging markets equities relative to developed equities also made a significant contribution.
? Goldman Sachs Balanced Strategy Portfolio — During the six-month period ended June 30, 2004, the Portfolio’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns of 3.20%, 2.82%, 2.83%, 3.30%, and 3.14%, respectively.
? Goldman Sachs Growth and Income Strategy Portfolio — During the six-month period ended June 30, 2004, the Portfolio’s Class
A, B, C, Institutional and Service Shares generated cumulative total returns of 4.22%, 3.94%, 3.84%, 4.41%, and 4.17%, respectively.
? Goldman Sachs Growth Strategy Portfolio — During the six-month period ended June 30, 2004, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of 5.09%, 4.79%, 4.80%, 5.39%, and 5.01%, respectively.
? Goldman Sachs Aggressive Growth Strategy Portfolio — During the six-month period ended June 30, 2004, the Portfolio’s Class A, B, C, Institutional and Service Shares generated cumulative total returns of 5.60%, 5.21%, 5.11%, 5.85%, and 5.52%, respectively.
We hope this summary has been helpful to you in your understanding of how we manage your Portfolio. We thank you for the confidence you have placed in us and we look forward to your continued support.
Goldman Sachs Quantitative Strategies Group
July 16, 2004 4

FUND BASICS

Balanced Strategy

as of June 30, 2004

Assets Under Management

$122.2 Million

NASDAQ SYMBOLS

Class A Shares

GIPAX

Class B Shares

GIPBX

Class C Shares

GIPCX

Institutional Shares

GIPIX

Service Shares

GIPSX

PERFORMANCE REVIEW

January 1, 2004–June 30, 2004	Portfolio Total Return (based on NAV)[1]
Class A	3.20%
Class B	2.82
Class C	2.83
Institutional	3.30
Service	3.14

[1] The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED TOTAL RETURNS[2]

For the period ending June 30, 2004	Class A	Class B	Class C	Institutional	Service
One Year	7.38%	7.88%	11.82%	14.12%	13.52%
Five Years	2.29	2.26	2.69	3.85	3.36
Since Inception (1/2/98)	3.38	3.52	3.52	4.69	4.18

[2] **The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.**

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Goldman Sachs Balanced Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the price fluctuations of government securities in response to interest rates, the volatility of investments in the stock market, and the currency and political risks of non-U.S. securities.

COMPOSITION[3]

For the investor seeking current income and long-term capital appreciation. Approximately half of the Portfolio is invested in domestic fixed income funds which seek to provide income, with the remaining balance in domestic and international stock funds and an allocation to a global bond fund. The balance in equities is intended to add diversification and may enhance returns, but will also add some volatility to the Portfolio.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS



- 36.5% Short Duration Government Fund
- 4.6% High Yield Fund
- 15.0% Global Income Fund
- 9.5% CORE Large Cap Value Fund
- 9.2% CORE Large Cap Growth Fund
- 2.9% CORE Small Cap Equity Fund
- 19.0% CORE International Equity Fund
- 3.4% Real Estate Securities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)



- 36.7% Short Duration Government Fund
- 7.6% High Yield Fund
- 4.3% Global Income Fund
- 20.4% CORE Large Cap Value Fund
- 9.8% CORE Large Cap Growth Fund
- 3.4% CORE Small Cap Equity Fund
- 14.5% CORE International Equity Fund
- 3.4% Real Estate Securities Fund

[3] As of 4/1/04. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

5

FUND BASICS

Growth and Income Strategy

as of June 30, 2004

Assets Under Management

$316.4 Million

NASDAQ SYMBOLS

Class A Shares: GOIAX

Class B Shares: GOIBX

Class C Shares: GOICX

Institutional Shares: GOIIX

Service Shares: GOISX

PERFORMANCE REVIEW

January 1, 2004–June 30, 2004	Portfolio Total Return (based on NAV)[1]
Class A	4.22%
Class B	3.94
Class C	3.84
Institutional	4.41
Service	4.17

[1] The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED TOTAL RETURNS[2]

For the period ending June 30, 2004	Class A	Class B	Class C	Institutional	Service
One Year	12.92%	13.61%	17.46%	19.97%	19.33%
Five Years	1.54	1.52	1.93	3.14	2.60
Since Inception (1/2/98)	3.19	3.33	3.31	4.52	3.99

[2] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Goldman Sachs Growth and Income Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the price fluctuations of fixed income securities in response to interest rates, the credit risk and volatility of high yield bonds, and the volatility of non-U.S. stocks and bonds and U.S. stocks.

COMPOSITION[3]

For the investor who seeks long-term capital appreciation and current income. Under normal circumstances, assets are allocated approximately 40% among fixed income funds, which are intended to provide the income component, and approximately 60% among equity funds, which are intended to provide the capital appreciation component.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS



- 2.2% Short Duration Government Fund
- 13.3% Core Fixed Income Fund
- 2.4% High Yield Fund
- 16.2% Global Income Fund
- 2.4% Emerging Markets Debt Fund
- 13.2% CORE Large Cap Value Fund
- 12.7% CORE Large Cap Growth Fund
- 3.3% CORE Small Cap Equity Fund
- 26.4% CORE International Equity Fund
- 4.9% Emerging Markets Equity Fund
- 3.2% Real Estate Securities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)



- 2.2% Short Duration Government Fund
- 13.5% Core Fixed Income Fund
- 5.4% High Yield Fund
- 5.5% Global Income Fund
- 2.4% Emerging Markets Debt Fund
- 24.5% CORE Large Cap Value Fund
- 13.8% CORE Large Cap Growth Fund
- 3.6% CORE Small Cap Equity Fund
- 22.8% CORE International Equity Fund
- 3.1% Emerging Markets Equity Fund
- 3.2% Real Estate Securities Fund

[3] As of 4/1/04. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

6

FUND BASICS

Growth Strategy

as of June 30, 2004

Assets Under Management

$260.4 Million

NASDAQ SYMBOLS

Class A Shares

GGSAX

Class B Shares

GGSBX

Class C Shares

GGSCX

Institutional Shares

GGSIX

Service Shares

GGSSX

PERFORMANCE REVIEW

January 1, 2004–June 30, 2004	Portfolio Total Return (based on NAV)[1]
Class A	5.09%
Class B	4.79
Class C	4.80
Institutional	5.39
Service	5.01

[1]The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED TOTAL RETURNS[2]

For the period ending June 30, 2004	Class A	Class B	Class C	Institutional	Service
One Year	18.27%	19.38%	23.40%	25.73%	25.10%
Five Years	0.23	0.23	0.63	1.81	1.27
Since Inception (1/2/98)	2.23	2.38	2.38	3.53	3.00

[2]The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Goldman Sachs Growth Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the volatility of U.S. and non-U.S. equity investments, the political and currency risks of non-U.S. securities, and the credit risks and volatility of high yield bonds.

COMPOSITION[3]

For the investor seeking long-term capital appreciation and, secondarily, current income. Approximately 80% of the assets are allocated among equity funds, with a blend of domestic large-cap, small-cap and international exposure to seek capital appreciation. The bond fund allocation is intended to provide diversification.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS



- 6.5% Core Fixed Income Fund
- 2.4% High Yield Fund
- 6.7% Global Income Fund
- 2.3% Emerging Markets Debt Fund
- 17.7% CORE Large Cap Value Fund
- 17.0% CORE Large Cap Growth Fund
- 4.2% CORE Small Cap Equity Fund
- 33.6% CORE International Equity Fund
- 6.5% Emerging Markets Equity Fund
- 3.1% Real Estate Securities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)



- 2.7% Core Fixed Income Fund
- 5.4% High Yield Fund
- 2.3% Emerging Markets Debt Fund
- 29.1% CORE Large Cap Value Fund
- 18.2% CORE Large Cap Growth Fund
- 4.5% CORE Small Cap Equity Fund
- 30.0% CORE International Equity Fund
- 4.7% Emerging Markets Equity Fund
- 3.1% Real Estate Securities Fund

[3]As of 4/1/04. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

7

FUND BASICS

Aggressive Growth Strategy

as of June 30, 2004

Assets Under Management

$122.6 Million

NASDAQ SYMBOLS

Class A Shares

GAPAX

Class B Shares

GAPBX

Class C Shares

GAXCX

Institutional Shares

GAPIX

Service Shares

GAPSX

PERFORMANCE REVIEW

January 1, 2004–June 30, 2004	Portfolio Total Return (based on NAV)[1]
Class A	5.60%
Class B	5.21
Class C	5.11
Institutional	5.85
Service	5.52

[1] The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio's performance assumes the reinvestment of dividends and other distributions. The Portfolio's performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED TOTAL RETURNS[2]

For the period ending June 30, 2004	Class A	Class B	Class C	Institutional	Service
One Year	21.56%	22.74%	26.69%	29.20%	28.44%
Five Years	-0.59	-0.61	-0.21	0.93	0.44
Since Inception (1/2/98)	1.56	1.71	1.72	2.81	2.35

[2] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.gs.com/funds to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The Goldman Sachs Aggressive Growth Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the volatility of U.S. and non-U.S. equity investments and the political and currency risks of non-U.S. securities, which are particularly significant regarding equities of issuers located in emerging countries.

COMPOSITION[3]

For the investor seeking long-term capital appreciation. Under normal circumstances, all assets are allocated among equity funds with a greater focus on small-cap and international investments relative to the other portfolios.

STRATEGIC MODEL PORTFOLIO WEIGHTINGS



- 22.0% CORE Large Cap Value Fund
- 21.2% CORE Large Cap Growth Fund
- 6.2% CORE Small Cap Equity Fund
- 39.5% CORE International Equity Fund
- 8.6% Emerging Markets Equity Fund
- 2.5% Real Estate Securities Fund

TACTICAL FUND WEIGHTINGS (Changes quarterly)



- 29.9% CORE Large Cap Value Fund
- 19.1% CORE Large Cap Growth Fund
- 5.7% CORE Small Cap Equity Fund
- 35.9% CORE International Equity Fund
- 6.9% Emerging Markets Equity Fund
- 2.5% Real Estate Securities Fund

[3] As of 4/1/04. Actual Fund weighting in the Asset Allocation Portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the Underlying Funds, or both. The above figures are not indicative of future allocations.

8

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Investments
June 30, 2004 (Unaudited)

GOLDMAN SACHS
BALANCED STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.1%

Equity – 48.0%
2,158,823	Goldman Sachs CORE International Equity Fund – 17.6%	$21,480,293
1,717,768	Goldman Sachs CORE Large Cap Value Fund – 15.8%	19,256,185
562,703	Goldman Sachs CORE Small Cap Equity Fund – 6.1%	7,495,206
607,935	Goldman Sachs CORE Large Cap Growth Fund – 6.0%	7,331,698
212,658	Goldman Sachs Real Estate Securities Fund – 2.5%	3,117,570

		58,680,952

Fixed Income – 52.1%
5,133,030	Goldman Sachs Short Duration Government Fund – 41.3%	50,406,350
939,700	Goldman Sachs High Yield Fund – 6.0%	7,367,249
434,424	Goldman Sachs Global Income Fund – 4.8%	5,877,754

		63,651,353

TOTAL INVESTMENTS – 100.1%
(Cost $114,463,754)		$122,332,305

GOLDMAN SACHS
GROWTH AND INCOME STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 99.9%

Equity – 67.8%
7,708,809	Goldman Sachs CORE International Equity Fund – 24.2%	$76,702,645
5,714,212	Goldman Sachs CORE Large Cap Value Fund – 20.2%	64,056,320
2,794,279	Goldman Sachs CORE Large Cap Growth Fund – 10.7%	33,699,009
1,676,753	Goldman Sachs CORE Small Cap Equity Fund – 7.1%	22,334,347
891,517	Goldman Sachs Emerging Markets Equity Fund – 3.1%	9,681,873
546,265	Goldman Sachs Real Estate Securities Fund – 2.5%	8,008,248

		214,482,442

Fixed Income – 32.1%
4,111,599	Goldman Sachs Core Fixed Income Fund – 13.0%	41,074,874
1,919,323	Goldman Sachs Global Income Fund – 8.2%	25,968,445
2,403,744	Goldman Sachs High Yield Fund – 5.9%	18,845,353
772,652	Goldman Sachs Emerging Markets Debt Fund – 2.5%	7,796,054
792,201	Goldman Sachs Short Duration Government Fund – 2.5%	7,779,409

		101,464,135

TOTAL INVESTMENTS – 99.9%
(Cost $284,556,635)		$315,946,577

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the Underlying Mutual Funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.      9

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Investments (continued)
June 30, 2004 (Unaudited)

GOLDMAN SACHS
GROWTH STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 99.1%

Equity – 86.9%
8,087,348	Goldman Sachs CORE International Equity Fund – 30.9%	$80,469,117
5,903,264	Goldman Sachs CORE Large Cap Value Fund – 25.4%	66,175,585
3,459,814	Goldman Sachs CORE Large Cap Growth Fund – 16.0%	41,725,358
1,556,623	Goldman Sachs CORE Small Cap Equity Fund – 8.0%	20,734,214
971,858	Goldman Sachs Emerging Markets Equity Fund – 4.1%	10,554,381
443,883	Goldman Sachs Real Estate Securities Fund – 2.5%	6,507,319

		226,165,974

Fixed Income – 12.2%
2,117,004	Goldman Sachs High Yield Fund – 6.4%	16,597,314
889,414	Goldman Sachs Core Fixed Income Fund – 3.4%	8,885,243
628,812	Goldman Sachs Emerging Markets Debt Fund – 2.4%	6,344,712
10	Goldman Sachs Global Income Fund – 0.0%	139

		31,827,408

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)
(Cost $224,960,029)		$257,993,382

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreements – 0.0%

Joint Repurchase Agreement Account II^
$100,000	1.55%	7/1/2004	$100,000
Maturity Value: $100,004

TOTAL REPURCHASE AGREEMENTS
(Cost $100,000)			$100,000

TOTAL INVESTMENTS – 99.1%
(Cost $225,060,029)			$258,093,382

GOLDMAN SACHS
AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.0%

Equity – 100.0%
4,818,116	Goldman Sachs CORE International Equity Fund – 39.1%	$47,940,259
2,873,659	Goldman Sachs CORE Large Cap Value Fund – 26.3%	32,213,721
1,710,905	Goldman Sachs CORE Large Cap Growth Fund – 16.8%	20,633,515
851,696	Goldman Sachs CORE Small Cap Equity Fund – 9.2%	11,344,597
690,881	Goldman Sachs Emerging Markets Equity Fund – 6.1%	7,502,963
209,549	Goldman Sachs Real Estate Securities Fund – 2.5%	3,071,990

		122,707,045

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)
(Cost $102,587,674)		$122,707,045

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreements – 0.1%

Joint Repurchase Agreement Account II^
$100,000	1.55%	7/1/2004	$100,000
Maturity Value: $100,004

TOTAL REPURCHASE AGREEMENTS
(Cost $100,000)			$100,000

TOTAL INVESTMENTS – 100.1%
(Cost $102,687,674)			$122,807,045

^	Joint repurchase agreement was entered into on June 30, 2004.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

For information on the Underlying Mutual Funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at

    www.gs.com/funds.

10     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Assets and Liabilities
June 30, 2004 (Unaudited)

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

Assets:

Investment in securities, at value (identified cost $114,463,754, $284,556,635, $225,060,029 and $102,687,674, respectively)	$122,332,305	$315,946,577	$258,093,382	$122,807,045
Cash	54,175	—	3,156	32,622
Receivables:
Investment securities sold	13,656,000	27,139,759	16,556,986	7,572,000
Fund shares sold	240,251	1,900,597	3,771,670	397,563
Dividends	376,057	808,391	546,906	189,342
Reimbursement from adviser	19,157	19,418	19,271	18,699
Other assets	2,625	10,750	6,735	4,330

Total assets	136,680,570	345,825,492	278,998,106	131,021,601

Liabilities:

Due to Custodian	—	53,759	—	—
Payables:
Investment securities purchased	14,086,476	27,896,165	17,207,087	7,893,959
Fund shares repurchased	220,195	1,219,501	1,137,294	352,820
Amounts owed to affiliates	74,680	232,621	195,139	93,507
Accrued expenses	56,019	55,721	55,687	54,601

Total liabilities	14,437,370	29,457,767	18,595,207	8,394,887

Net Assets:

Paid-in capital	119,966,512	320,206,125	265,997,291	124,405,430
Accumulated undistributed (distributions in excess of) net investment income (loss)	1,749	(291)	454,119	(224,531)
Accumulated net realized loss on investment transactions	(5,593,612)	(35,228,051)	(39,081,864)	(21,673,556)
Net unrealized gain on investments	7,868,551	31,389,942	33,033,353	20,119,371

NET ASSETS	$122,243,200	$316,367,725	$260,402,899	$122,626,714

Net asset value, offering and redemption price per share:(a)
Class A	$10.21	$10.52	$10.74	$10.94
Class B	$10.21	$10.51	$10.72	$10.71
Class C	$10.22	$10.49	$10.70	$10.69
Institutional	$10.20	$10.54	$10.76	$11.04
Service	$10.22	$10.50	$10.69	$10.89

Shares outstanding:
Class A	3,967,442	15,085,461	9,210,566	5,282,129
Class B	2,483,112	7,101,307	6,325,503	2,361,223
Class C	2,052,911	6,623,523	6,215,108	3,337,013
Institutional	3,295,758	1,095,823	2,383,684	337,734
Service	175,016	190,196	144,208	12,891

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	11,974,239	30,096,310	24,279,069	11,330,990

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Balanced Strategy, Growth and Income Strategy, Growth Strategy and Aggressive Growth Strategy Portfolios is $10.80, $11.13, $11.37 and $11.58, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.      11

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Operations
For the Six Months Ended June 30, 2004 (Unaudited)

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

Investment Income:

Income distributions from Underlying Funds	$1,553,954	$3,074,803	$1,524,263	$324,810

Total income	1,553,954	3,074,803	1,524,263	324,810

Expenses:

Distribution and Service fees(a)	265,265	891,922	761,460	361,050
Management fees	201,680	527,919	410,703	206,707
Transfer Agent fees (a)	83,744	276,362	213,892	109,051
Registration fees	27,747	30,912	30,124	26,737
Custodian and Accounting fees	26,075	26,472	26,368	25,020
Professional fees	21,286	21,286	21,286	21,286
Printing fees	19,307	19,307	19,307	19,307
Trustee fees	3,708	3,708	3,708	3,708
Service Share fees	4,374	4,910	3,565	332
Other	15,285	17,751	16,503	15,526

Total expenses	668,471	1,820,549	1,506,916	788,724

Less — expense reductions	(226,349)	(415,064)	(347,289)	(227,340)

Net expenses	442,122	1,405,485	1,159,627	561,384

NET INVESTMENT INCOME (LOSS)	1,111,832	1,669,318	364,636	(236,574)

Realized and Unrealized Gain (Loss):

Net realized gain from investment transactions	4,065,663	8,350,761	3,497,992	2,032,455
Net change in unrealized gain (loss) on investments	(1,766,661)	1,921,142	7,556,113	4,280,460

Net realized and unrealized gain	2,299,002	10,271,903	11,054,105	6,312,915

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,410,834	$11,941,221	$11,418,741	$6,076,341

(a)	Class specific Distribution and Service and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Portfolio	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

Balanced Strategy	$46,456	$122,708	$96,101	$35,306	$23,315	$18,259	$6,514	$350

Growth and Income Strategy	182,753	370,808	338,361	138,892	70,454	64,289	2,334	393

Growth Strategy	117,190	338,462	305,808	89,064	64,308	58,104	2,131	285

Aggressive Growth Strategy	69,489	126,225	165,336	52,811	23,983	31,414	816	27

12     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2004 (Unaudited)

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio

From operations:

Net investment income (loss)	$1,111,832	$1,669,318	$364,636	$(236,574)
Net realized gain from investment transactions	4,065,663	8,350,761	3,497,992	2,032,455
Net change in unrealized gain (loss) on investments	(1,766,661)	1,921,142	7,556,113	4,280,460

Net increase in net assets resulting from operations	3,410,834	11,941,221	11,418,741	6,076,341

Distributions to shareholders:

From net investment income
Class A Shares	(419,081)	(1,158,392)	—	—
Class B Shares	(178,159)	(283,389)	—	—
Class C Shares	(144,798)	(260,079)	—	—
Institutional Shares	(424,240)	(109,191)	—	—
Service Shares	(17,960)	(13,878)	—	—

Total distributions to shareholders	(1,184,238)	(1,824,929)	—	—

From share transactions:

Net proceeds from sales of shares	21,920,192	53,999,473	53,101,369	20,398,672
Reinvestment of dividends and distributions	1,096,294	1,708,665	—	—
Cost of shares repurchased	(9,938,422)	(36,282,014)	(25,740,421)	(16,532,290)

Net increase in net assets resulting from share transactions	13,078,064	19,426,124	27,360,948	3,866,382

TOTAL INCREASE	15,304,660	29,542,416	38,779,689	9,942,723

Net assets:

Beginning of period	106,938,540	286,825,309	221,623,210	112,683,991

End of period	$122,243,200	$316,367,725	$260,402,899	$122,626,714

Accumulated undistributed (distributions in excess of) net investment income (loss)	$1,749	$(291)	$454,119	$(224,531)

The accompanying notes are an integral part of these financial statements.      13

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Statements of Changes in Net Assets
For the Year Ended December 31, 2003

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy	Strategy	Strategy	Strategy
	Portfolio	Portfolio	Portfolio	Portfolio
From operations:

Net investment income	$2,292,851	$4,770,578	$1,630,661	$146,220
Net realized loss from investment transactions, including capital gain distributions from Underlying Funds	(911,641)	(5,408,314)	(7,727,372)	(5,436,505)
Net change in unrealized gain on investments	13,694,821	54,609,484	56,329,229	34,248,165

Net decrease in net assets resulting from operations	15,076,031	53,971,748	50,232,518	28,957,880

Distributions to shareholders:

From net investment income
Class A Shares	(761,297)	(3,240,891)	(1,188,805)	(316,586)
Class B Shares	(398,286)	(1,357,840)	(436,729)	—
Class C Shares	(280,413)	(1,190,667)	(396,167)	(13,473)
Institutional Shares	(889,236)	(247,496)	(144,305)	(44,598)
Service Shares	(38,982)	(48,469)	(16,372)	(574)

Total distributions to shareholders	(2,368,214)	(6,085,363)	(2,182,378)	(375,231)

From share transactions:

Net proceeds from sales of shares	32,503,972	63,948,375	52,111,392	24,387,510
Reinvestment of dividends and distributions	2,198,718	5,648,084	2,057,919	367,619
Cost of shares repurchased	(29,513,524)	(60,118,675)	(53,870,946)	(25,798,819)

Net increase (decrease) in net assets resulting from share transactions	5,189,166	9,477,784	298,365	(1,043,690)

TOTAL INCREASE (DECREASE)	17,896,983	57,364,169	48,348,505	27,538,959

Net assets:

Beginning of year	89,041,557	229,461,140	173,274,705	85,145,032

End of year	$106,938,540	$286,825,309	$221,623,210	$112,683,991

Accumulated undistributed net investment income	$74,155	$155,320	$89,483	$12,043

14     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
June 30, 2004 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes Goldman Sachs Balanced Strategy Portfolio (“Balanced Strategy”), Goldman Sachs Growth and Income Strategy Portfolio (“Growth and Income Strategy”), Goldman Sachs Growth Strategy Portfolio (“Growth Strategy”) and Goldman Sachs Aggressive Growth Strategy Portfolio (“Aggressive Growth Strategy”), collectively, the “Portfolios” or, individually, a “Portfolio.” Each Portfolio is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Each Portfolio invests in a combination of Underlying Funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”), and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman, Sachs & Co., (“Goldman Sachs”), act as investment advisers. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

B. Securities Transactions and Investment Income — Purchases and sales of the Underlying Funds are recorded as of the trade date. Realized gains and losses on sales of the Underlying Funds are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Portfolios based upon the relative proportion of net assets of each class.

C. Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Capital Gains
	Income Distribution		Distribution

Portfolio	Declared	Paid	Declared	Paid

Balanced Strategy	Quarterly	Quarterly	Annually	Annually

Growth and Income Strategy	Quarterly	Quarterly	Annually	Annually

Growth Strategy	Annually	Annually	Annually	Annually

Aggressive Growth Strategy	Annually	Annually	Annually	Annually

D. Federal Taxes — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gains, or from paid-in-capital, depending on the type of book/tax differences that may exist.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2004 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on a straight-line or pro rata basis depending upon the nature of the expense. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

     Class A, Class B and Class C shareholders of the Portfolios bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares of the Portfolios separately bears its respective class-specific Transfer Agency fees.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at each Portfolio’s custodian or designated sub-custodian under triparty repurchase agreements.

3. AGREEMENTS

GSAM serves as investment adviser pursuant to an Investment Management Agreement, (the “Agreement”) with the Trust on behalf of the Portfolios. Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”), computed daily and payable monthly, at an annual percentage rate equal to 0.35% of the average daily net assets of each Portfolio.
     For the six months ended June 30, 2004, GSAM has voluntarily agreed to waive a portion of its Management Fee equal annually to 0.20% of each Portfolio’s average daily net assets. GSAM may discontinue or modify this waiver in the future at its discretion.
     Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” of the Portfolio (excluding Management fees, Distribution and Service fees, Transfer Agent fees and expenses, taxes, interest, brokerage commission, litigation, Service Share fees, indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis 0.004% of the average daily net assets of each Portfolio. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     For the six months ended June 30, 2004, GSAM waived management fees and reimbursed certain other expenses as follows (in thousands):

	Management	Other Expense
Portfolio	Fee Waivers	Reimbursement	Total

Balanced Strategy	$115	$111	$226

Growth and Income Strategy	302	113	415

Growth Strategy	235	112	347

Aggressive Growth Strategy	118	109	227

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

3. AGREEMENTS (continued)
     Goldman Sachs serves as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the six months ended June 30, 2004, Goldman Sachs advised the Portfolios that it retained approximately the following amounts:

		Contingent Deferred Sales Charge
	Sales Load
Portfolio	Class A	Class B	Class C

Balanced Strategy	$39,600	$300	$—

Growth and Income Strategy	122,900	600	100

Growth Strategy	43,700	500	—

Aggressive Growth Strategy	17,200	1,200	100

     The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75% of each Portfolio’s average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee from each Portfolio for personal and account maintenance services equal to, on an annual basis, 0.25% of each Portfolio’s average daily net assets attributable to Class B and Class C Shares.
     The Trust, on behalf of each Portfolio, has adopted a Service Plan and Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, on an annualized basis of the average daily net asset value of the Service Shares.
     Goldman Sachs also serves as the Transfer Agent to the Portfolios for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     At June 30, 2004, the amounts owed to affiliates were as follows (in thousands):

	Management	Transfer	Distribution and
Portfolio	Fees	Agent Fees	Service Fees	Total

Balanced Strategy	$15	$14	$46	$75

Growth and Income Strategy	38	47	148	233

Growth Strategy	31	36	128	195

Aggressive Growth Strategy	15	18	61	94

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)

June 30, 2004 (Unaudited)

4. PORTFOLIO SECURITY TRANSACTIONS

The cost of purchases and proceeds of sales of the Underlying Funds for the six months ended June 30, 2004, were as follows:

Portfolio	Purchases	Sales

Balanced Strategy	$42,151,690	$30,465,126

Growth and Income Strategy	93,384,420	74,877,789

Growth Strategy	77,715,304	53,022,744

Aggressive Growth Strategy	29,497,212	26,520,607

5. LINE OF CREDIT FACILITY

The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 300% (400% prior to May 26, 2004) of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Portfolios based on the amount of the commitment which has not been utilized. During the six months ended June 30, 2004, the Portfolios did not have any borrowings under this facility.

6. JOINT REPURCHASE AGREEMENT ACCOUNT

Pursuant to exemptive relief granted by the SEC, and the terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM and GSAMI or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
     At June 30, 2004, Growth Strategy Portfolio and Aggressive Growth Strategy Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $100,000 and $100,000, respectively, in principal amount. At June 30, 2004, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$750,000,000	1.55%	07/01/2004	$750,032,292

Bear Stearns	675,000,000	1.55	07/01/2004	675,029,063

Greenwich Capital Markets	400,000,000	1.53	07/01/2004	400,017,000

J.P. Morgan Chase & Co.	700,000,000	1.55	07/01/2004	700,030,139

Morgan Stanley & Co.	775,000,000	1.55	07/01/2004	775,033,368

UBS LLC	950,500,000	1.55	07/01/2004	950,540,924

Westdeutsche Landesbank AG	500,000,000	1.52	07/01/2004	500,021,111

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II	$4,750,500,000			$4,750,703,897

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

7. ADDITIONAL TAX INFORMATION

As of the most recent fiscal year ended December 31, 2003, the Portfolios’ capital loss carryforwards on a tax basis were as follows:

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Capital loss carryforward
Expiring 2009	$(1,803,829)	$(7,533,379)	$(6,125,856)	$(96,961)
Expiring 2010	(2,256,424)	(15,559,922)	(16,976,361)	(7,797,697)
Expiring 2011	(186,710)	(5,075,312)	(4,667,019)	(3,712,418)

Total capital loss carryforward	$(4,246,963)	$(28,168,613)	$(27,769,236)	$(11,607,076)

At June 30, 2004, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

		Growth and		Aggressive
	Balanced	Income	Growth	Growth
	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

Tax Cost	$119,862,619	$299,916,518	$239,836,455	$114,774,566

Gross unrealized gain	2,839,453	17,046,234	18,414,826	8,032,479
Gross unrealized loss	(369,767)	(1,016,175)	(157,899)	—

Net unrealized security gain	$2,469,686	$16,030,059	$18,256,927	$8,032,479

The difference between book-basis and tax-basis unrealized gains (losses) are primarily attributable to wash sales and return of capital distributions from Underlying Fund investments.

8. OTHER MATTERS

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004, in the United States District Court for the Southern District of New York against GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The actions allege violations of the Act, the Investment Advisers Act of 1940 and common law breach of fiduciary duty. The complaints allege, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM charged the Goldman Sachs Funds improper Rule 12b-1 fees; made improper brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and made untrue statements of material fact in registration statements and reports filed pursuant to the Act. Based on currently available information, GSAM believes that the likelihood that the purported class action lawsuits will have a material adverse financial impact on the Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2004 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended June 30, 2004 was as follows:

	Balanced Strategy Portfolio		Growth and Income Strategy Portfolio

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,036,564	$10,544,928	3,393,331	$35,323,663
Reinvestment of dividends and distributions	38,742	395,335	105,807	1,111,029
Shares converted from Class B(a)	544	5,560	—	—
Shares repurchased	(446,016)	(4,524,596)	(1,635,120)	(17,036,322)

	629,834	6,421,227	1,864,018	19,398,370

Class B Shares
Shares sold	405,536	4,112,592	482,949	5,020,840
Reinvestment of dividends and distributions	14,435	147,257	24,245	254,315
Shares converted to Class A(a)	(545)	(5,560)	—	—
Shares repurchased	(298,602)	(3,022,068)	(657,213)	(6,816,659)

	120,824	1,232,221	(150,019)	(1,541,504)

Class C Shares
Shares sold	419,262	4,255,831	1,101,874	11,424,802
Reinvestment of dividends and distributions	11,432	116,770	21,619	226,623
Shares repurchased	(129,430)	(1,317,583)	(992,678)	(10,259,592)

	301,264	3,055,018	130,815	1,391,833

Institutional Shares
Shares sold	279,864	2,871,898	211,246	2,201,816
Reinvestment of dividends and distributions	41,524	423,562	10,337	108,763
Shares repurchased	(94,209)	(955,329)	(199,642)	(2,078,503)

	227,179	2,340,131	21,941	232,076

Service Shares
Shares sold	13,285	134,943	2,701	28,352
Reinvestment of dividends and distributions	1,309	13,370	758	7,935
Shares repurchased	(11,773)	(118,846)	(8,885)	(90,938)

	2,821	29,467	(5,426)	(54,651)

NET INCREASE	1,281,922	$13,078,064	1,861,329	$19,426,124

(a)	Class B Shares will automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

Shares	Dollars	Shares	Dollars

1,626,542	$17,154,668	1,053,990	$11,303,695
—	—	—	—
—	—	—	—
(1,158,006)	(12,152,334)	(799,086)	(8,511,169)

468,536	5,002,334	254,904	2,792,526

372,928	3,935,786	123,028	1,291,700
—	—	—	—
—	—	—	—
(598,568)	(6,290,908)	(205,594)	(2,151,756)

(225,640)	(2,355,122)	(82,566)	(860,056)

1,359,731	14,235,748	728,075	7,660,294
—	—	—	—
(544,336)	(5,718,018)	(411,281)	(4,326,146)

815,395	8,517,730	316,794	3,334,148

1,673,890	17,625,551	12,381	134,925
—	—	—	—
(146,640)	(1,544,764)	(142,439)	(1,537,916)

1,527,250	16,080,787	(130,058)	(1,402,991)

14,124	149,616	754	8,058
—	—	—	—
(3,352)	(34,397)	(488)	(5,303)

10,772	115,219	266	2,755

2,596,313	$27,360,948	359,340	$3,866,382

 GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements (continued)
June 30, 2004 (Unaudited)

9. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended December 31, 2003 was as follows:

	Balanced Strategy Portfolio		Growth and Income Strategy Portfolio

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,587,021	$14,648,036	3,742,982	$34,038,353
Reinvestment of dividends and distributions	76,262	716,860	329,351	3,099,112
Shares repurchased	(1,049,380)	(9,860,615)	(3,461,509)	(30,845,441)

	613,903	5,504,281	610,824	6,292,024

Class B Shares
Shares sold	510,427	4,681,219	893,290	8,079,833
Reinvestment of dividends and distributions	34,689	325,235	127,890	1,206,822
Shares repurchased	(622,691)	(5,754,389)	(1,630,707)	(14,509,970)

	(77,575)	(747,935)	(609,527)	(5,223,315)

Class C Shares
Shares sold	669,273	6,170,502	1,757,159	15,849,809
Reinvestment of dividends and distributions	25,363	238,859	113,066	1,068,165
Shares repurchased	(427,469)	(3,964,453)	(1,434,838)	(12,743,982)

	267,167	2,444,908	435,387	4,173,992

Institutional Shares
Shares sold	736,828	6,855,385	591,291	5,757,135
Reinvestment of dividends and distributions	95,055	888,485	25,977	247,239
Shares repurchased	(1,023,803)	(9,741,825)	(194,903)	(1,816,709)

	(191,920)	(1,997,955)	422,365	4,187,665

Service Shares
Shares sold	16,168	148,830	25,761	223,245
Reinvestment of dividends and distributions	3,123	29,279	2,858	26,746
Shares repurchased	(20,722)	(192,242)	(22,601)	(202,573)

	(1,431)	(14,133)	6,018	47,418

NET INCREASE (DECREASE)	610,144	$5,189,166	865,067	$9,477,784

GOLDMAN SACHS ASSET ALLOCATION PORTFOLIOS

Growth Strategy Portfolio		Aggressive Growth Strategy Portfolio

Shares	Dollars	Shares	Dollars

3,090,152	$26,379,921	1,632,217	$13,856,284
114,685	1,144,558	30,728	310,049
(3,568,687)	(30,156,385)	(1,717,213)	(14,665,317)

(363,850)	(2,631,906)	(54,268)	(498,984)

660,257	5,810,899	196,702	1,660,205
40,251	402,590	—	—
(1,248,165)	(10,671,257)	(531,858)	(4,304,187)

(547,657)	(4,457,768)	(335,156)	(2,643,982)

1,623,258	14,419,618	1,022,660	8,708,238
35,543	354,746	1,252	12,398
(1,381,103)	(11,773,389)	(737,313)	(6,255,440)

277,698	3,000,975	286,599	2,465,196

541,183	5,263,014	17,080	153,335
14,221	141,770	4,390	44,598
(144,866)	(1,239,254)	(63,612)	(528,186)

410,538	4,165,530	(42,142)	(330,253)

29,368	237,940	1,150	9,448
1,434	14,255	57	574
(3,967)	(30,661)	(4,908)	(45,689)

26,835	221,534	(3,701)	(35,667)

(196,436)	$298,365	(148,668)	$(1,043,690)

 GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions
FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2004 - Class A Shares	$10.00	$0.11	(b)	$0.21	$0.32	$(0.11)	$—	$—	$(0.11)
2004 - Class B Shares	10.00	0.07	(b)	0.21	0.28	(0.07)	—	—	(0.07)
2004 - Class C Shares	10.01	0.07	(b)	0.21	0.28	(0.07)	—	—	(0.07)
2004 - Institutional Shares	10.00	0.13	(b)	0.20	0.33	(0.13)	—	—	(0.13)
2004 - Service Shares	10.01	0.10	(b)	0.21	0.31	(0.10)	—	—	(0.10)
FOR THE YEARS ENDED DECEMBER 31,

2003 - Class A Shares	8.83	0.23	(b)	1.18	1.41	(0.24)	—	—	(0.24)
2003 - Class B Shares	8.83	0.16	(b)	1.18	1.34	(0.17)	—	—	(0.17)
2003 - Class C Shares	8.84	0.16	(b)	1.18	1.34	(0.17)	—	—	(0.17)
2003 - Institutional Shares	8.83	0.26	(b)	1.18	1.44	(0.27)	—	—	(0.27)
2003 - Service Shares	8.84	0.22	(b)	1.18	1.40	(0.23)	—	—	(0.23)

2002 - Class A Shares	9.43	0.25	(b)	(0.60)	(0.35)	(0.25)	—	—	(0.25)
2002 - Class B Shares	9.43	0.18	(b)	(0.60)	(0.42)	(0.18)	—	—	(0.18)
2002 - Class C Shares	9.44	0.18	(b)	(0.60)	(0.42)	(0.18)	—	—	(0.18)
2002 - Institutional Shares	9.43	0.29	(b)	(0.60)	(0.31)	(0.29)	—	—	(0.29)
2002 - Service Shares	9.44	0.25	(b)	(0.61)	(0.36)	(0.24)	—	—	(0.24)

2001 - Class A Shares	10.16	0.30	(b)	(0.58)	(0.28)	(0.31)	—	(0.14)	(0.45)
2001 - Class B Shares	10.16	0.23	(b)	(0.59)	(0.36)	(0.23)	—	(0.14)	(0.37)
2001 - Class C Shares	10.17	0.23	(b)	(0.59)	(0.36)	(0.23)	—	(0.14)	(0.37)
2001 - Institutional Shares	10.16	0.36	(b)	(0.60)	(0.24)	(0.35)	—	(0.14)	(0.49)
2001 - Service Shares	10.17	0.29	(b)	(0.58)	(0.29)	(0.30)	—	(0.14)	(0.44)

2000 - Class A Shares	10.99	0.48	(b)	(0.54)	(0.06)	(0.50)	(0.01)	(0.26)	(0.77)
2000 - Class B Shares	10.98	0.39	(b)	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - Class C Shares	10.99	0.39	(b)	(0.53)	(0.14)	(0.41)	(0.01)	(0.26)	(0.68)
2000 - Institutional Shares	10.99	0.53	(b)	(0.55)	(0.02)	(0.54)	(0.01)	(0.26)	(0.81)
2000 - Service Shares	10.99	0.61	(b)	(0.68)	(0.07)	(0.48)	(0.01)	(0.26)	(0.75)

1999 - Class A Shares	10.31	0.34		0.73	1.07	(0.34)	(0.05)	—	(0.39)
1999 - Class B Shares	10.31	0.26		0.72	0.98	(0.26)	(0.05)	—	(0.31)
1999 - Class C Shares	10.32	0.27		0.71	0.98	(0.27)	(0.04)	—	(0.31)
1999 - Institutional Shares	10.32	0.37		0.74	1.11	(0.37)	(0.07)	—	(0.44)
1999 - Service Shares	10.31	0.33		0.73	1.06	(0.33)	(0.05)	—	(0.38)

(a)	Assumes investment at the net asset value at the end of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns for periods less than one full year are not annualized. Total returns would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets	Ratio of		net investment		total		net investment
Net asset		at end of	net expenses		income to		expenses to		income to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return(a)	(in 000s)	net assets(c)		net assets		net assets(c)		net assets		rate

$10.21	3.20%	$40,502	0.59	%(d)	2.11	%(d)	0.98	%(d)	1.72	%(d)	26%
10.21	2.82	25,341	1.34	(d)	1.35	(d)	1.73	(d)	0.96	(d)	26
10.22	2.83	20,979	1.34	(d)	1.36	(d)	1.73	(d)	0.97	(d)	26
10.20	3.30	33,632	0.19	(d)	2.50	(d)	0.58	(d)	2.11	(d)	26
10.22	3.14	1,789	0.69	(d)	1.99	(d)	1.08	(d)	1.60	(d)	26

10.00	16.13	33,379	0.60		2.52		1.03		2.09		41
10.00	15.26	23,620	1.35		1.72		1.78		1.29		41
10.01	15.28	17,540	1.35		1.76		1.78		1.33		41
10.00	16.57	30,676	0.20		2.84		0.63		2.41		41
10.01	15.98	1,724	0.70		2.38		1.13		1.95		41

8.83	(3.76)	24,057	0.60		2.72		1.10		2.22		40
8.83	(4.48)	21,543	1.35		1.98		1.85		1.48		40
8.84	(4.50)	13,129	1.35		1.97		1.85		1.47		40
8.83	(3.35)	28,778	0.20		3.19		0.70		2.69		40
8.84	(3.84)	1,535	0.70		2.77		1.20		2.27		40

9.43	(2.62)	31,539	0.59		3.09		1.05		2.63		51
9.43	(3.37)	23,643	1.34		2.34		1.80		1.88		51
9.44	(3.38)	16,354	1.34		2.34		1.80		1.88		51
9.43	(2.21)	9,278	0.19		3.74		0.65		3.28		51
9.44	(3.28)	897	0.69		2.99		1.15		2.53		51

10.16	(0.66)	34,056	0.59		4.45		1.09		3.95		23
10.16	(1.33)	27,326	1.34		3.60		1.84		3.10		23
10.17	(1.31)	19,567	1.34		3.59		1.84		3.09		23
10.16	(0.25)	1,924	0.19		4.94		0.69		4.44		23
10.17	(0.11)	805	0.69		5.70		1.19		5.20		23

10.99	10.58	39,774	0.59		3.17		1.05		2.71		51
10.98	9.66	32,932	1.34		2.42		1.80		1.96		51
10.99	9.63	23,354	1.34		2.40		1.80		1.94		51
10.99	10.92	1,753	0.19		3.93		0.65		3.47		51
10.99	10.47	419	0.69		3.04		1.15		2.58		51

 GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions
FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2004 - Class A Shares	$10.17	$0.08	(b)	$0.35	$0.43	$(0.08)	$—	$—	$(0.08)
2004 - Class B Shares	10.15	0.04	(b)	0.36	0.40	(0.04)	—	—	(0.04)
2004 - Class C Shares	10.14	0.04	(b)	0.35	0.39	(0.04)	—	—	(0.04)
2004 - Institutional Shares	10.19	0.09	(b)	0.36	0.45	(0.10)	—	—	(0.10)
2004 - Service Shares	10.15	0.07	(b)	0.35	0.42	(0.07)	—	—	(0.07)
FOR THE YEARS ENDED DECEMBER 31,

2003 - Class A Shares	8.39	0.21	(b)	1.83	2.04	(0.26)	—	—	(0.26)
2003 - Class B Shares	8.38	0.14	(b)	1.82	1.96	(0.19)	—	—	(0.19)
2003 - Class C Shares	8.37	0.14	(b)	1.82	1.96	(0.19)	—	—	(0.19)
2003 - Institutional Shares	8.40	0.27	(b)	1.81	2.08	(0.29)	—	—	(0.29)
2003 - Service Shares	8.37	0.20	(b)	1.83	2.03	(0.25)	—	—	(0.25)

2002 - Class A Shares	9.38	0.19	(b)	(0.98)	(0.79)	(0.20)	—	—	(0.20)
2002 - Class B Shares	9.36	0.12	(b)	(0.96)	(0.84)	(0.14)	—	—	(0.14)
2002 - Class C Shares	9.36	0.12	(b)	(0.97)	(0.85)	(0.14)	—	—	(0.14)
2002 - Institutional Shares	9.39	0.21	(b)	(0.96)	(0.75)	(0.24)	—	—	(0.24)
2002 - Service Shares	9.36	0.18	(b)	(0.98)	(0.80)	(0.19)	—	—	(0.19)

2001 - Class A Shares	10.64	0.21	(b)	(0.98)	(0.77)	(0.22)	—	(0.27)	(0.49)
2001 - Class B Shares	10.62	0.14	(b)	(0.99)	(0.85)	(0.14)	—	(0.27)	(0.41)
2001 - Class C Shares	10.61	0.14	(b)	(0.98)	(0.84)	(0.14)	—	(0.27)	(0.41)
2001 - Institutional Shares	10.66	0.25	(b)	(0.99)	(0.74)	(0.26)	—	(0.27)	(0.53)
2001 - Service Shares	10.62	0.20	(b)	(0.98)	(0.78)	(0.21)	—	(0.27)	(0.48)

2000 - Class A Shares	11.71	0.38	(b)	(0.92)	(0.54)	(0.41)	(0.05)	(0.07)	(0.53)
2000 - Class B Shares	11.69	0.29	(b)	(0.92)	(0.63)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - Class C Shares	11.69	0.29	(b)	(0.93)	(0.64)	(0.33)	(0.04)	(0.07)	(0.44)
2000 - Institutional Shares	11.71	0.44	(b)	(0.91)	(0.47)	(0.45)	(0.06)	(0.07)	(0.58)
2000 - Service Shares	11.69	0.37	(b)	(0.92)	(0.55)	(0.40)	(0.05)	(0.07)	(0.52)

1999 - Class A Shares	10.38	0.22		1.40	1.62	(0.22)	(0.06)	(0.01)	(0.29)
1999 - Class B Shares	10.36	0.14		1.40	1.54	(0.14)	(0.06)	(0.01)	(0.21)
1999 - Class C Shares	10.36	0.14		1.40	1.54	(0.14)	(0.06)	(0.01)	(0.21)
1999 - Institutional Shares	10.39	0.27		1.39	1.66	(0.27)	(0.06)	(0.01)	(0.34)
1999 - Service Shares	10.37	0.20		1.40	1.60	(0.20)	(0.07)	(0.01)	(0.28)

(a)	Assumes investment at the net asset value at the end of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns for periods less than one full year are not annualized. Total return would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Annualized.

26     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets	Ratio of		net investment		total		net investment
Net asset		at end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	period	to average		average		to average		average		turnover
of period	return(a)	(in 000s)	net assets(c)		net assets		net assets(c)		net assets		rate

$10.52	4.22%	$158,710	0.59	%(d)	1.46	%(d)	0.87	%(d)	1.18	%(d)	25%
10.51	3.94	74,602	1.34	(d)	0.68	(d)	1.62	(d)	0.40	(d)	25
10.49	3.84	69,508	1.34	(d)	0.69	(d)	1.62	(d)	0.41	(d)	25
10.54	4.41	11,551	0.19	(d)	1.82	(d)	0.47	(d)	1.54	(d)	25
10.50	4.17	1,997	0.69	(d)	1.33	(d)	0.97	(d)	1.05	(d)	25

10.17	24.55	134,430	0.60		2.33		0.89		2.04		38
10.15	23.53	73,619	1.35		1.54		1.64		1.25		38
10.14	23.60	65,853	1.35		1.58		1.64		1.29		38
10.19	25.12	10,938	0.20		3.01		0.49		2.72		38
10.15	24.49	1,985	0.70		2.21		0.99		1.92		38

8.39	(8.44)	105,812	0.60		2.15		0.90		1.85		31
8.38	(9.07)	65,864	1.35		1.35		1.65		1.05		31
8.37	(9.16)	50,722	1.35		1.40		1.65		1.10		31
8.40	(8.08)	5,476	0.20		2.36		0.50		2.06		31
8.37	(8.56)	1,587	0.70		2.08		1.00		1.78		31

9.38	(7.27)	123,586	0.59		2.11		0.85		1.85		42
9.36	(8.01)	89,089	1.34		1.36		1.60		1.10		42
9.36	(7.92)	60,569	1.34		1.36		1.60		1.10		42
9.39	(6.95)	18,107	0.19		2.52		0.45		2.26		42
9.36	(7.35)	1,866	0.69		2.05		0.95		1.79		42

10.64	(4.54)	158,430	0.59		3.35		0.87		3.07		20
10.62	(5.28)	116,542	1.34		2.57		1.62		2.29		20
10.61	(5.36)	78,144	1.34		2.57		1.62		2.29		20
10.66	(3.99)	18,763	0.19		3.87		0.47		3.59		20
10.62	(4.63)	1,570	0.69		3.26		0.97		2.98		20

11.71	15.79	195,153	0.59		2.00		0.85		1.74		49
11.69	14.95	143,686	1.34		1.24		1.60		0.98		49
11.69	14.94	95,523	1.34		1.23		1.60		0.97		49
11.71	16.14	29,200	0.19		2.53		0.45		2.27		49
11.69	15.60	1,856	0.69		1.91		0.95		1.65		49

 GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset						In excess
	value at	Net		Net realized	Total from	From net	of net	From net
	beginning	investment		and unrealized	investment	investment	investment	realized	Total
	of period	income		gain (loss)	operations	income	income	gains	distributions
FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2004 - Class A Shares	$10.22	$0.04	(b)	$0.48	$0.52	$—	$—	$—	$—
2004 - Class B Shares	10.23	—	(b)(d)	0.49	0.49	—	—	—	—
2004 - Class C Shares	10.21	—	(b)(d)	0.49	0.49	—	—	—	—
2004 - Institutional Shares	10.21	0.08	(b)	0.47	0.55	—	—	—	—
2004 - Service Shares	10.18	0.03	(b)	0.48	0.51	—	—	—	—
FOR THE YEARS ENDED DECEMBER 31,

2003 - Class A Shares	7.91	0.11	(b)	2.34	2.45	(0.14)	—	—	(0.14)
2003 - Class B Shares	7.93	0.05	(b)	2.32	2.37	(0.07)	—	—	(0.07)
2003 - Class C Shares	7.92	0.05	(b)	2.31	2.36	(0.07)	—	—	(0.07)
2003 - Institutional Shares	7.91	0.17	(b)	2.30	2.47	(0.17)	—	—	(0.17)
2003 - Service Shares	7.88	0.11	(b)	2.32	2.43	(0.13)	—	—	(0.13)

2002 - Class A Shares	9.30	0.11	(b)	(1.38)	(1.27)	(0.12)	—	—	(0.12)
2002 - Class B Shares	9.29	0.04	(b)	(1.35)	(1.31)	(0.05)	—	—	(0.05)
2002 - Class C Shares	9.30	0.04	(b)	(1.37)	(1.33)	(0.05)	—	—	(0.05)
2002 - Institutional Shares	9.30	0.13	(b)	(1.36)	(1.23)	(0.16)	—	—	(0.16)
2002 - Service Shares	9.27	0.10	(b)	(1.37)	(1.27)	(0.12)	—	—	(0.12)

2001 - Class A Shares	10.88	0.11	(b)	(1.32)	(1.21)	(0.13)	—	(0.24)	(0.37)
2001 - Class B Shares	10.86	0.03	(b)	(1.31)	(1.28)	(0.05)	—	(0.24)	(0.29)
2001 - Class C Shares	10.87	0.03	(b)	(1.31)	(1.28)	(0.05)	—	(0.24)	(0.29)
2001 - Institutional Shares	10.87	0.16	(b)	(1.32)	(1.16)	(0.17)	—	(0.24)	(0.41)
2001 - Service Shares	10.86	0.10	(b)	(1.33)	(1.23)	(0.12)	—	(0.24)	(0.36)

2000 - Class A Shares	12.24	0.22	(b)	(1.28)	(1.06)	(0.22)	(0.08)	—	(0.30)
2000 - Class B Shares	12.21	0.13	(b)	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - Class C Shares	12.22	0.13	(b)	(1.27)	(1.14)	(0.15)	(0.06)	—	(0.21)
2000 - Institutional Shares	12.23	0.25	(b)	(1.26)	(1.01)	(0.25)	(0.10)	—	(0.35)
2000 - Service Shares	12.22	0.23	(b)	(1.29)	(1.06)	(0.22)	(0.08)	—	(0.30)

1999 - Class A Shares	10.29	0.11		2.03	2.14	(0.11)	(0.08)	—	(0.19)
1999 - Class B Shares	10.28	0.02		2.02	2.04	(0.02)	(0.09)	—	(0.11)
1999 - Class C Shares	10.28	0.02		2.03	2.05	(0.02)	(0.09)	—	(0.11)
1999 - Institutional Shares	10.29	0.13		2.05	2.18	(0.13)	(0.11)	—	(0.24)
1999 - Service Shares	10.29	0.09		2.03	2.12	(0.09)	(0.10)	—	(0.19)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns for periods less than one full year are not annualized. Total return would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Amount is less than $0.005 a share.
(e)	Annualized.

28     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets	Ratio of		net investment		total		net investment
Net asset		at end of	net expenses		income (loss)		expenses to		income (loss) to		Portfolio
value, end	Total	period	to average		to average		average		average		turnover
of period	return(a)	(in 000s)	net assets(c)		net assets		net assets(c)		net assets		rate

$10.74	5.09%	$98,952	0.59	%(e)	0.69	%(e)	0.89	%(e)	0.39	%(e)	22%
10.72	4.79	67,779	1.34	(e)	(0.07	)(e)	1.64	(e)	(0.37	)(e)	22
10.70	4.80	66,483	1.34	(e)	(0.05	)(e)	1.64	(e)	(0.35	)(e)	22
10.76	5.39	25,647	0.19	(e)	1.40	(e)	0.49	(e)	1.10	(e)	22
10.69	5.01	1,542	0.69	(e)	0.60	(e)	0.99	(e)	0.30	(e)	22

10.22	30.96	89,342	0.60		1.29		0.92		0.97		46
10.23	29.87	67,025	1.35		0.53		1.67		0.21		46
10.21	29.88	55,151	1.35		0.57		1.67		0.25		46
10.21	31.30	8,747	0.20		1.92		0.52		1.60		46
10.18	30.85	1,358	0.70		1.21		1.02		0.89		46

7.91	(13.64)	72,060	0.60		1.25		0.93		0.92		23
7.93	(14.13)	56,279	1.35		0.47		1.68		0.14		23
7.92	(14.26)	40,571	1.35		0.49		1.68		0.16		23
7.91	(13.25)	3,525	0.20		1.52		0.53		1.19		23
7.88	(13.70)	840	0.70		1.20		1.03		0.87		23

9.30	(11.03)	93,313	0.59		1.09		0.88		0.80		40
9.29	(11.72)	81,563	1.34		0.34		1.63		0.05		40
9.30	(11.69)	53,001	1.34		0.34		1.63		0.05		40
9.30	(10.55)	7,324	0.19		1.65		0.48		1.36		40
9.27	(11.16)	940	0.69		1.01		0.98		0.72		40

10.88	(8.68)	117,857	0.59		1.83		0.89		1.53		23
10.86	(9.39)	106,080	1.34		1.08		1.64		0.78		23
10.87	(9.36)	65,681	1.34		1.11		1.64		0.81		23
10.87	(8.28)	4,234	0.19		2.10		0.49		1.80		23
10.86	(8.67)	692	0.69		1.95		0.99		1.65		23

12.24	20.85	130,322	0.59		0.90		0.87		0.62		50
12.21	19.87	121,937	1.34		0.17		1.62		(0.11)		50
12.22	19.96	70,127	1.34		0.16		1.62		(0.12)		50
12.23	21.24	5,891	0.19		1.40		0.47		1.12		50
12.22	20.62	735	0.69		0.87		0.97		0.59		50

 GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations				Distributions to shareholders

	Net asset	Net					In excess
	value at	investment		Net realized	Total from	From net	of net	From net
	beginning	income		and unrealized	investment	investment	investment	realized	Total
	of period	(loss)		gain (loss)	operations	income	income	gains	distributions
FOR THE SIX MONTHS ENDED JUNE 30, (Unaudited)

2004 - Class A Shares	$10.36	$—	(b)(d)	$0.58	$0.58	$—	$—	$—	$—
2004 - Class B Shares	10.18	(0.04	) (b)	0.57	0.53	—	—	—	—
2004 - Class C Shares	10.17	(0.04	) (b)	0.56	0.52	—	—	—	—
2004 - Institutional Shares	10.43	0.02	(b)	0.59	0.61	—	—	—	—
2004 - Service Shares	10.32	(0.01	) (b)	0.58	0.57	—	—	—	—
FOR THE YEARS ENDED DECEMBER 31,

2003 - Class A Shares	7.72	0.04	(b)	2.66	2.70	(0.06)	—	—	(0.06)
2003 - Class B Shares	7.59	(0.02	) (b)	2.61	2.59	—	—	—	—
2003 - Class C Shares	7.59	(0.02	) (b)	2.60	2.58	— (d)	—	—	— (d)
2003 - Institutional Shares	7.77	0.08	(b)	2.68	2.76	(0.10)	—	—	(0.10)
2003 - Service Shares	7.68	0.03	(b)	2.65	2.68	(0.04)	—	—	(0.04)

2002 - Class A Shares	9.25	0.02	(b)	(1.55)	(1.53)	—	—	—	—
2002 - Class B Shares	9.17	(0.05	) (b)	(1.53)	(1.58)	—	—	—	—
2002 - Class C Shares	9.16	(0.05	) (b)	(1.52)	(1.57)	—	—	—	—
2002 - Institutional Shares	9.27	0.04	(b)	(1.54)	(1.50)	—	—	—	—
2002 - Service Shares	9.21	0.01	(b)	(1.54)	(1.53)	—	—	—	—

2001 - Class A Shares	10.71	(0.01	) (b)	(1.45)	(1.46)	—	—	—	—
2001 - Class B Shares	10.70	(0.08	) (b)	(1.45)	(1.53)	—	—	—	—
2001 - Class C Shares	10.69	(0.08	) (b)	(1.45)	(1.53)	—	—	—	—
2001 - Institutional Shares	10.70	0.02	(b)	(1.45)	(1.43)	—	—	—	—
2001 - Service Shares	10.68	(0.02	) (b)	(1.45)	(1.47)	—	—	—	—

2000 - Class A Shares	12.61	0.03	(b)	(1.49)	(1.46)	—	(0.15)	(0.29)	(0.44)
2000 - Class B Shares	12.57	(0.06	) (b)	(1.47)	(1.53)	—	(0.05)	(0.29)	(0.34)
2000 - Class C Shares	12.57	(0.05	) (b)	(1.47)	(1.52)	—	(0.07)	(0.29)	(0.36)
2000 - Institutional Shares	12.60	0.10	(b)	(1.51)	(1.41)	—	(0.20)	(0.29)	(0.49)
2000 - Service Shares	12.59	0.04	(b)	(1.51)	(1.47)	—	(0.15)	(0.29)	(0.44)

1999 - Class A Shares	10.16	0.02		2.56	2.58	(0.02)	(0.11)	—	(0.13)
1999 - Class B Shares	10.14	(0.07)		2.54	2.47	—	(0.04)	—	(0.04)
1999 - Class C Shares	10.15	(0.06)		2.53	2.47	—	(0.05)	—	(0.05)
1999 - Institutional Shares	10.16	0.06		2.55	2.61	(0.06)	(0.11)	—	(0.17)
1999 - Service Shares	10.15	—		2.55	2.55	—	(0.11)	—	(0.11)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns for periods less than one full year are not annualized. Total return would be reduced if sales or redemption charges were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Expense ratios exclude expenses of the Underlying Funds.
(d)	Amount is less than $0.005 per share.
(e)	Annualized.

30     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS AGGRESSIVE GROWTH STRATEGY PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets	Ratio of		net investment		total		net investment
Net asset		at end of	net expenses		income (loss) to		expenses to		income (loss) to		Portfolio
value, end	Total	period	to average		average		average		average		turnover
of period	return(a)	(in 000s)	net assets(c)		net assets		net assets(c)		net assets		rate

$10.94	5.60%	$57,787	0.59	%(e)	(0.04	)%(e)	0.97	%(e)	(0.42	)%(e)	22%
10.71	5.21	25,285	1.34	(e)	(0.80	)(e)	1.72	(e)	(1.18	)(e)	22
10.69	5.11	35,686	1.34	(e)	(0.78	)(e)	1.72	(e)	(1.16	)(e)	22
11.04	5.85	3,728	0.19	(e)	0.29	(e)	0.57	(e)	(0.09	)(e)	22
10.89	5.52	141	0.69	(e)	(0.14	)(e)	1.07	(e)	(0.52	)(e)	22

10.36	35.02	52,088	0.60		0.50		1.03		0.07		36
10.18	34.12	24,879	1.35		(0.27)		1.78		(0.70)		36
10.17	34.05	30,706	1.35		(0.22)		1.78		(0.65)		36
10.43	35.51	4,881	0.20		0.88		0.63		0.45		36
10.32	34.97	130	0.70		0.30		1.13		(0.13)		36

7.72	(16.54)	39,214	0.60		0.22		1.06		(0.24)		27
7.59	(17.23)	21,105	1.35		(0.58)		1.81		(1.04)		27
7.59	(17.14)	20,740	1.35		(0.54)		1.81		(1.00)		27
7.77	(16.18)	3,961	0.20		0.48		0.66		0.02		27
7.68	(16.61)	125	0.70		0.11		1.16		(0.35)		27

9.25	(13.63)	48,639	0.59		(0.11)		0.97		(0.49)		43
9.17	(14.30)	30,013	1.34		(0.87)		1.72		(1.25)		43
9.16	(14.31)	25,571	1.34		(0.86)		1.72		(1.24)		43
9.27	(13.36)	7,248	0.19		0.25		0.57		(0.13)		43
9.21	(13.76)	153	0.69		(0.20)		1.07		(0.58)		43

10.71	(11.47)	53,480	0.59		0.28		0.99		(0.12)		19
10.70	(12.07)	39,885	1.34		(0.49)		1.74		(0.89)		19
10.69	(12.00)	32,695	1.34		(0.42)		1.74		(0.82)		19
10.70	(11.07)	6,011	0.19		0.84		0.59		0.44		19
10.68	(11.55)	146	0.69		0.30		1.09		(0.10)		19

12.61	25.39	58,387	0.59		0.12		1.00		(0.29)		47
12.57	24.41	47,462	1.34		(0.63)		1.75		(1.04)		47
12.57	24.35	28,573	1.34		(0.61)		1.75		(1.02)		47
12.60	25.74	3,570	0.19		0.66		0.60		0.25		47
12.59	25.17	137	0.69		0.00		1.10		(0.41)		47

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F U N D S P R O F I L E
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, Goldman Sachs Asset Management, L.P. and other units of the Investment Management Division of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $400.1 billion in assets under management as of THE GOLDMAN March 31, 2004 — our investment professionals bring firsthand knowledge of local markets SACHS ADVANTAGE to every investment decision, making us one of the few truly global asset managers.
Our goal is to deliver:
G O L D M A N S A C H S F U N D S
Strong, Consistent In building a globally diversified INTERNATIONAL Investment Results portfolio, you can select from more than EQUITY 50 Goldman Sachs Funds and gain access Global Resources and Global Research to investment opportunities across Risk/Return borders, investment styles, asset classes Higher Team Approach and security capitalizations. Disciplined Processes DOMESTIC EQUITY
Innovative, PORTFOLIOS Value-Added Investment Products SPECIALTY FIXED Thoughtful Solutions ALLOCATION INCOME ASSET Risk Management MONEY rn
Outstanding MARKET e tu Asset Allocation Funds /R Client Service isk Balanced Fund R r Domestic Equity Funds w e Asset Allocation Portfolios L o Small Cap Value Fund Dedicated Service CORESM Small Cap Equity Fund Fixed Income Funds Teams Mid Cap Value Fund Emerging Markets Debt Fund Excellence and Concentrated Growth Fund High Yield Fund Integrity International Equity Funds Growth Opportunities Fund High Yield Municipal Fund Asia Growth Fund Research Select FundSM Global Income Fund Emerging Markets Equity Fund Strategic Growth Fund Investment Grade Credit Fund International Growth Capital Growth Fund Core Fixed Income Fund Opportunities Fund Large Cap Value Fund U.S. Mortgages Fund Japanese Equity Fund Growth and Income Fund Municipal Income Fund European Equity Fund CORESM Large Cap Growth Fund Government Income Fund International Equity Fund CORESM Large Cap Value Fund Short Duration Tax-Free Fund CORESM International Equity Fund CORESM U.S. Equity Fund Short Duration Government Fund Ultra-Short Duration Government Specialty Funds Fund Internet Tollkeeper FundSM Enhanced Income Fund CORESM Tax-Managed Equity Fund Real Estate Securities Fund Money Market Funds1
1 An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. The Goldman Sachs Research Select FundSM, Internet Tollkeeper FundSM and CORESM are service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES

Ashok N. Bakhru, ***Chairman***
John P. Coblentz, Jr.
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

OFFICERS

Kaysie P. Uniacke, ***President***
James A. Fitzpatrick, ***Vice President***
James A. McNamara, ***Vice President***
John M. Perlowski, ***Treasurer***
Howard B. Surloff, ***Secretary***

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
Christchurch Court
10-15 Newgate Street
London, England EC1A 7HD

Visit our Web site at www.gs.com/funds to obtain the most recent month end returns.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management's predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

The Goldman Sachs Balanced Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the price fluctuations of government securities in response to interest rates, the volatility of investments in the stock market, and the currency and political risks of non-U.S. securities.

The Goldman Sachs Growth and Income Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the price fluctuations of fixed income securities in response to interest rates, the credit risk and volatility of high yield bonds, and the volatility of non-U.S. stocks and bonds and U.S. stocks.

The Goldman Sachs Growth Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the volatility of U.S. and non-U.S. equity investments, the political and currency risks of non-U.S. securities, and the credit risks and volatility of high yield bonds.

The Goldman Sachs Aggressive Growth Strategy Portfolio invests primarily in other Goldman Sachs Funds and is subject to the risk factors of those Funds. Some of the risks include the volatility of U.S. and non-U.S. equity investments and the political and currency risks of non-U.S. securities, which are particularly significant regarding equities of issuers located in emerging countries.

CORE℠ is a service mark of Goldman, Sachs & Co.

Goldman, Sachs & Co. is the distributor of the Funds.

Copyright 2004 Goldman, Sachs & Co. All rights reserved. Date of first use: August 29, 2004

04-1111 / AASAR / 30K / 07-04

ITEM 2.	CODE OF ETHICS.

Not applicable to the semi-annual report for the period ending June 30, 2004.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to the semi-annual report for the period ending June 30, 2004.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to the semi-annual report for the period ended June 30, 2004.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable to the semi-annual report for the period ended June 30, 2004.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(1)	Exhibit 99.CODE	Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrants's Form N-CSR filed on March 8, 2004 for its Real Estate Securites Fund (Accession Number 0000950123-04-0002984)

(a)(2)	Exhibit 99.CERT Exhibit 99.906CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

/s/ Kaysie Uniacke

By: Kaysie Uniacke
Chief Executive Officer of
Goldman Sachs Trust

Date: August 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kaysie Uniacke
By: Kaysie Uniacke
Chief Executive Officer of
Goldman Sachs Trust

Date: August 26, 2004

/s/ John M. Perlowski
By: John M. Perlowski
Chief Financial Officer of
Goldman Sachs Trust

Date: August 26, 2004